Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000024664
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 11,591	$ 10,624	$ 10,602	$ 11,978	$ 11,448	$ 10,463	$ 9,869	$ 9,724	$ 9,649	$ 9,220	$ 9,546
C000024665
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 11,432	10,478	10,457	11,905	11,466	10,558	10,035	9,958	9,952	9,579	10,000
C000024666
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,449	11,388	11,333	12,774	12,182	11,101	10,444	10,257	10,152	9,681	10,000
C000233371
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,461	11,400	11,334	12,774	12,182	11,101	10,444	10,257	10,152	9,681	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 12,847	11,701	11,557	13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 12,847	11,701	11,557	13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 12,847	11,701	11,557	13,069	12,424	11,286	10,536	10,493	10,570	9,917	10,000
Federated Investors Inc. Index: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 12,847	$ 11,701	$ 11,557	$ 13,069	$ 12,424	$ 11,286	$ 10,536	$ 10,493	$ 10,570	$ 9,917	$ 10,000